Shareholders’ Equity (Deficit) (Details) - Schedule of Composition of Shareholders' Equity - shares	Dec. 31, 2023	Dec. 31, 2022
Shareholders’ Equity (Deficit) (Details) - Schedule of Composition of Shareholders' Equity [Line Items]
Authorized shares	222,000,000	22,000,000
Issued and outstanding shares	13,051,343	9,790,040
Series Ordinary Shares [Member]
Shareholders’ Equity (Deficit) (Details) - Schedule of Composition of Shareholders' Equity [Line Items]
Authorized shares	222,000,000	14,307,116
Issued and outstanding shares	13,051,343	2,578,760
Series Convertible Ordinary 1 Shares [Member]
Shareholders’ Equity (Deficit) (Details) - Schedule of Composition of Shareholders' Equity [Line Items]
Authorized shares		607,680
Issued and outstanding shares		607,680
Series Convertible Ordinary 2 Shares [Member]
Shareholders’ Equity (Deficit) (Details) - Schedule of Composition of Shareholders' Equity [Line Items]
Authorized shares		889,200
Issued and outstanding shares		889,200
Series Convertible B Preferred Shares [Member]
Shareholders’ Equity (Deficit) (Details) - Schedule of Composition of Shareholders' Equity [Line Items]
Authorized shares		2,047,200
Issued and outstanding shares		2,047,200
Series Convertible B1 Preferred Shares [Member]
Shareholders’ Equity (Deficit) (Details) - Schedule of Composition of Shareholders' Equity [Line Items]
Authorized shares		738,240
Issued and outstanding shares		738,240
Series Convertible C Preferred Shares [Member]
Shareholders’ Equity (Deficit) (Details) - Schedule of Composition of Shareholders' Equity [Line Items]
Authorized shares		3,410,564
Issued and outstanding shares		2,928,960